UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	9/30/2012

Item 1. Schedule of Investments

VCA-11

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Principal Amount (000)	Value
Short-Term Investments - 102%
Certificates of Deposit - 14.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.340%, 11/05/2012	$500	$500,000
Branch Banking & Trust Co.
0.270%, 11/30/2012	300	300,000
Canadian Imperial Bank of Commerce
0.642%, 11/05/2012(b)	216	216,050
0.735%, 11/21/2012(b)	500	500,183
Mizuho Corporate Bank Ltd.
0.250%, 10/22/2012	400	400,013
Royal Bank of Canada NY
0.508%, 07/11/2013(b)	400	400,000
Skandinaviska Enskilda Banken AB
0.430%, 11/19/2012	400	400,040
Societe Generale
0.420%, 10/01/2012	400	400,000
State Street Bank & Trust Co.
0.170%, 10/01/2012	350	350,000
0.200%, 01/02/2013	350	350,000
Sumitomo Mitsui Banking Corp
0.310%, 12/12/2012	500	500,000
Sumitomo Mitsui Trust Bank Ltd. NY
0.491%, 10/25/2012	400	400,081
Toronto Dominion Bank
0.448%, 07/26/2013(b)	350	350,000

		5,066,367

Commercial Paper - 18.4%
BHP Billiton Finance (USA) Ltd., 144A
0.200%, 11/13/2012(a)	321	320,920
Credit Agricole North America, Inc.
0.350%, 11/02/2012(a)	500	499,835
DNB Bank ASA, 144A
0.290%, 10/15/2012(a)	330	329,957
0.519%, 09/20/2013(b)	400	400,000
Electricite de France, 144A
0.420%, 10/22/2012(a)	500	499,866
GDF Suez, 144A
0.250%, 10/02/2012(a)	500	499,990
HSBC USA, Inc.
0.310%, 11/14/2012(a)	400	399,841
ING US Funding LLC,
0.325%, 12/10/2012(a)	400	399,740
JPMorgan Chase & Co.
0.378%, 03/11/2013(b)	500	500,000
Rabobank USA Financial Corp.
0.250%, 01/11/2013(a)	400	399,711
Skandinaviska Enskilda Banken AB, 144A
0.350%, 11/01/2012(a)	500	499,840
Standard Chartered Bank, 144A
0.400%, 10/09/2012(a)	400	399,956
State Street Corp.
0.200%, 11/26/2012(a)	400	399,871
Swedbank AB
0.305%, 11/29/2012(a)	400	399,793
Toronto Dominion Holdings USA, Inc., 144A
0.290%, 01/22/2013(a)	250	249,768
US Bank National Association
0.170%, 10/02/2012	400	400,000

		6,599,088

Other Instruments - Corporate Bonds - 10.5%
Bank of New York Mellon, Sr. Unsec’d. Notes, MTN
4.95%, 11/01/2012	500	502,112
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
5.25%, 10/19/2012	851	853,148
Metopolitan Life Global Funding I, Sec’d. Notes, 144A
2.50%, 01/11/2013	300	301,807
MetLife Institutional Funding II, Sec’d. Notes, 144A
0.711%, 04/03/2013(b)	500	500,000

Toyota Motor Credit Corp., Unsec’d. Notes, MTN
0.611%, 04/03/2013(b)	250	250,000
0.638%, 11/09/2012(b)	250	250,000
Wachovia Corp., Sr. Unsec’d. Notes, MTN
2.215%, 05/01/2013(b)	359	362,613
Wells Fargo & Co., Sr. Unsec’d. Notes
5.250%, 10/23/2012	360	361,159
Westpac Banking Corp., Sr. Unsec’d. Notes
2.250%, 11/19/2012	400	401,073

		3,781,912

U.S. Government Agency Obligations - 32.6%
Federal Farm Credit Bank
0.165%, 07/29/2013(b)	400	399,936
Federal Home Loan Bank
0.120%, 10/01/2012(a)	500	499,997
0.120%, 10/25/2012(a)	500	499,957
0.122%, 10/03/2012(a)	500	499,993
0.150%, 10/30/2012(a)	500	499,935
0.201%, 09/19/2013(a)	500	499,871
0.210%, 01/08/2013(a)	1,000	1,000,161
Federal Home Loan Mortgage Corp.
0.110%, 10/24/2012(a)	300	299,977
0.110%, 01/29/2013(a)	400	399,851
0.120%, 01/08/2013(a)	400	399,865
0.130%, 10/10/2012(a)	500	499,980
0.130%, 10/25/2012(a)	250	249,976
0.140%, 10/16/2012(a)	500	499,967
0.140%, 11/27/2012(a)	300	299,936
0.150%, 10/30/2012(a)	500	499,935
0.150%, 11/01/2012(a)	500	499,931
0.150%, 02/26/2013(a)	400	399,750
0.170%, 01/07/2013(a)	315	314,851
0.171%, 11/02/2012(b)	405	405,010
0.179%, 03/21/2013(b)	400	400,031
Federal National Mortgage Association
0.160%, 01/02/2013(a)	663	662,720
0.170%, 01/23/2013(a)	500	499,726
0.180%, 01/09/2013(a)	500	499,745
0.218%, 08/12/2013(b)	500	500,138
0.250%, 10/18/2012(b)	500	500,048

		11,731,287

U.S. Treasury Obligations - 5.9%
U.S. Treasury Bills
0.110%, 10/25/2012(a)	400	399,968
0.160%, 10/04/2012(a)	400	399,991
U.S. Treasury Notes
0.500%, 11/30/2012	500	500,273
1.375%, 01/15/2013	500	501,784
2.875%, 01/31/2013	300	302,721

		2,104,737

Repurchase Agreements(c) - 20.5%
BNP Paribas Securities Corp.
0.19%, dated 09/25/2012, due 10/02/2012 in the amount of $500,018
(cost $500,000)	500	500,000
BNP Paribas Securities Corp.
0.19%, dated 09/27/2012, due 10/04/2012 in the amount of $572,021
(cost $572,000)	572	572,000
BNP Paribas Securities Corp.
0.23%, dated 09/24/2012, due 10/01/2012 in the amount of $500,022
(cost $500,000)	500	500,000
Credit Suisse Securities, Inc.
0.20%, dated 09/25/2012, due 10/02/2012 in the amount of $500,019
(cost $500,000)	500	500,000
Deutsche Bank Securities, Inc.
0.19%, dated 08/29/2012, due 10/03/2012 in the amount of $500,092
(cost $500,000)	500	500,000
Deutsche Bank Securities, Inc.
0.20%, dated 09/26/2012, due 10/03/2012 in the amount of $500,019
(cost $500,000)	500	500,000

Goldman Sachs & Co.
0.21%, dated 09/27/2012, due 10/04/2012 in the amount of $400,016
(cost $400,000)	400	400,000
Goldman Sachs & Co.
0.21%, dated 09/28/2012, due 10/05/2012 in the amount of $502,021
(cost $500,000)	502	502,000
Goldman Sachs & Co.
0.22%, dated 09/26/2012, due 10/03/2012 in the amount of $500,021
(cost $500,000)	500	500,000
HSBC Securities USA, Inc.
0.18%, dated 09/26/2012, due 10/03/2012 in the amount of $500,018
(cost $500,000)	500	500,000
JPMorgan Securities, Inc.
0.18%, dated 09/18/2012, due 10/02/2012 in the amount of $500,035
(cost $500,000)	500	500,000
RBS Securities, Inc.
0.19%, dated 09/24/2012, due 10/01/2012 in the amount of $500,018
(cost $500,000)	500	500,000
UBS Securities LLC
0.21%, dated 09/24/2012, due 10/24/2012 in the amount of $400,070
(cost $400,000)(d)	400	400,000
UBS Securities LLC
0.21%, dated 09/26/2012, due 10/03/2012 in the amount of $500,020
(cost $500,000)	500	500,000
UBS Securities LLC
0.23%, dated 09/25/2012, due 10/02/2012 in the amount of $500,022
(cost $500,000)	500	500,000

		7,374,000

TOTAL INVESTMENTS - 102% (cost $36,657,391)		36,657,391

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%		(720,519)

NET ASSETS - 100%		$35,936,872

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(c)	Repurchase agreements are collaterized by FHLMC (coupon rates 3.50%-8.00%, maturity dates 11/01/2012-06/01/2042), FNMA (coupon rates 2.50%-8.00%, maturity dates 11/01/2012-09/01/2042), GNMA (coupon rates 4.50%-8.50%, maturity dates 09/15/2018-05/20/2042) and U.S. Treasury Securities (coupon rates 0.125%-8.00%, maturity dates 07/31/2014-11/15/2021) with the aggregate value, including accrued interest, of $7,534,461.
(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,066,367	$—
Commerical Paper	—	6,599,088	—
Other Instruments - Corporate Bonds	—	3,781,912	—
U.S. Government Agency Obligations	—	11,731,287	—
U.S. Treasury Obligations	—	2,104,737	—
Repurchase Agreements	—	7,374,000	—

Total	$—	$36,657,391	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuations: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

The Account values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	November 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 19, 2012

*	Print the name and title of each signing officer under his or her signature.